Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1)(2)	Average Summary Compensation Table Total For Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (1)(2)	Value of Initial $100 Investment Based on Total Shareholder Return	Net Income (Loss) ($ Thousands)

2024	$435,744	$399,458	$286,565	$280,370	$119.24	$(1,898)
2023	$1,108,112	$465,135	$459,456	$298,711	$120.05	$(4,180)
2022	$758,934	$847,627	$284,000	$258,758	$149.32	$(221)

Named Executive Officers, Footnote [Text Block]
(1)	The PEO for all the years included in the table is Emmanuel Lakios, Chief Executive Officer. The non-PEO NEO averages reflect the following executives by year:

●	2024 and 2023: Richard Catalano and Kevin Collins
●	2022: Richard Catalano, Thomas McNeill and Kevin Collins

Summary Compensation Table Total	[1]	$ 435,744	$ 1,108,112	$ 758,934
Compensation Actually Paid	[1],[2]	$ 399,458	465,135	847,627
Adjustment To PEO Compensation, Footnote [Text Block]

	CEO
	2024	2023	2022

Summary Compensation Table Total	$435,744	$1,108,112	$758,934
Less: Grant date fair value of equity awards	-	(699,990)	(236,704)
Plus: Year-end fair value of equity awards granted in the year	-	133,646	286,495
Plus: Fair value as of vesting date of equity awards granted and vested in the year	-	-	-
Plus/Minus: Change in fair value of unvested equity awards granted in prior years	(25,485)	(105,562)	32,327
Plus/Minus: Change in fair value of equity awards from prior years that vested in the year	(10,803)	28,929	6,575
Minus: Fair value of equity awards from prior year that were forfeited in the year	-	-	-
Compensation Actually Paid	$399,458	$465,135	$847,627

Summary Compensation Table Total	[1]	$ 286,565	459,456	284,000
Compensation Actually Paid	[1],[2]	$ 280,370	298,711	258,758
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	Average of Other NEOs
	2024	2023	2022

Summary Compensation Table Total	$286,565	$459,456	$284,000
Less: Grant date fair value of equity awards	-	(186,664)	(38,497)
Plus: Year-end fair value of equity awards granted in the year	-	35,639	42,106
Plus: Fair value as of vesting date of equity awards granted and vested in the year	-	-	-
Plus/Minus: Change in fair value of unvested equity awards granted in prior years	(4,302)	(14,806)	2,655
Plus/Minus: Change in fair value of equity awards from prior years that vested in the year	(1,893)	5,806	265
Minus: Fair value of equity awards from prior year that were forfeited in the year	-	-	(31,771)
Compensation Actually Paid	$280,370	$298,711	$258,758

Total Shareholder Return Amount		$ 119.24	120.05	149.32
Net Income (Loss) Attributable to Parent		$ (1,898,000)	$ (4,180,000)	$ (221,000)
PEO Name		Emmanuel Lakios	Emmanuel Lakios	Emmanuel Lakios
Grant Date Fair Value of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (699,990)	$ (236,704)
Grant Date Fair Value of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(186,664)	(38,497)
Year-End Fair Value of Equity Awards Granted in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			133,646	286,495
Year-End Fair Value of Equity Awards Granted in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			35,639	42,106
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(25,485)	(105,562)	32,327
Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,302)	(14,806)	2,655
Change in Fair Value of Equity Awards From Prior Years that Vested in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,803)	28,929	6,575
Change in Fair Value of Equity Awards From Prior Years that Vested in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,893)	5,806	265
Fair Value of Equity Awards from Prior Year that were Forfeited in Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value of Equity Awards from Prior Year that were Forfeited in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (31,771)

[1]	The PEO for all the years included in the table is Emmanuel Lakios, Chief Executive Officer. The non-PEO NEO averages reflect the following executives by year:
[2]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments to compensation as reported in the Summary Compensation Table: